Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carry forward - Federal	$ 49,822
Net operating loss carry forward - State	21,333
Start-up expenditures and amortization	95,632
Total non-current deferred tax assets	166,787
Valuation allowance for deferred tax assets	(166,787)
Total deferred tax assets